COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2023 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) Milestone
License of FOLOTYN
Advanced procurement of new active pharmaceutical ingredients | $					$ 10,000,000.0
License Agreement with Mundipharma International Corporation Limited | License of FOLOTYN
License agreement, upfront payment | $	$ 2,000,000
Cleave Therapeutics, Inc
Number of milestones achieved					0
BioInvent International AB
Number of milestones achieved					0
Black Belt Therapeutics Ltd
Number of milestones achieved					0
Milestone payment		$ 305,000	€ 250,000	$ 750,000
Pharmathen Global BV
Number of milestone payments yet to be paid					1
Acrotech Biopharma L.l.c. | License of FOLOTYN
Advanced procurement of new active pharmaceutical ingredients | $	$ 750,000